SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about consolidated statement of cash flows (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Statements [Line Items]
Net cash used in operating activities	$ (66,689)		$ (41,774)
Net cash used in investing activities	(21,878)		(426)
Net cash used in financing activities	136,012		92,218
Effect of foreign exchange on cash and cash equivalents	2,702		2,709
Change in cash and cash equivalents, during the year	50,147		52,727
Cash and cash equivalents, beginning of the year	84,989		32,262
Cash and cash equivalents, end of the year	$ 135,136		$ 84,989
As previously reported [Member]
Statements [Line Items]
Net cash used in operating activities		$ (54,227)
Net cash used in investing activities		(564)
Net cash used in financing activities		122,364
Effect of foreign exchange on cash and cash equivalents		(1,203)
Change in cash and cash equivalents, during the year		66,370
Cash and cash equivalents, beginning of the year		44,014
Cash and cash equivalents, end of the year		$ 110,384